Entity Level Disclosures and Segment Information (Details) - Schedule of operating segments - Operating Segments [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021		Jun. 30, 2020
Entity Level Disclosures and Segment Information (Details) - Schedule of operating segments [Line Items]
Revenues	$ 3,131		$ 2,165
Adjusted operating loss	(2,992)		(1,328)
Non-attributable corporate expenses	(937)		(971)
Share-based payments	(567)		(41)
Contingent consideration measurement	434		(430)
Impairment of goodwill and intangible assets			(800)
Depreciation and amortization	(757)		(685)
Operating loss	(4,819)		(4,255)
Financial income, expenses, net	(140)		2,589
Taxes on income	76		122
Net loss for the period	(4,883)		(1,544)
Enterprise cybersecurity [Member]
Entity Level Disclosures and Segment Information (Details) - Schedule of operating segments [Line Items]
Revenues	335		411
Adjusted operating loss	(1,969)		(1,312)
Enterprise privacy [Member]
Entity Level Disclosures and Segment Information (Details) - Schedule of operating segments [Line Items]
Revenues	2,796		1,754
Adjusted operating loss	$ (1,023)	[1]	$ (16)

[1]	Including legal expenses related to Bright Data action, see also Note 8(a).